Income Taxes (Reconciliation of Income Tax Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense reconciliation
Canadian statutory federal tax rate	15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate	$ 814	$ 852	$ 763
Income tax expense (recovery) resulting from:
Provincial and foreign taxes	551	535	536
Deferred income tax adjustments due to rate enactments	(112)	0	(1,706)
Gain on disposals	(6)	(51)	(3)
Other	(34)	18	15
Income tax expense (recovery)	1,213	1,354	(395)
Net cash payments for income taxes	$ 822	$ 776	$ 712